Condensed Balance Sheets (Parenthetical)	Dec. 31, 2021 USD ($) $ / shares shares
Temporary equity, shares authorized	19,999,880
Redemption value, per share | $ / shares	$ 10.15
Preferred shares, par value | $ / shares	$ 0.0001
Preferred shares, shares authorized	5,000,000
Preferred shares, shares issued	0
Preferred stock, shares outstanding	0
Class A ordinary shares subject to possible redemption, shares	19,999,880
Seamless Group Inc [Member]
Common shares, par value | $ / shares	$ 0.001
Common shares, shares authorized	58,030,000
Ordinary shares, shares outstanding	58,030,000
Ordinary shares, shares issued	58,030,000
Accounts receivable credit losses | $
Common Class A [Member]
Common shares, par value | $ / shares	$ 0.0001
Common shares, shares authorized	500,000,000
Ordinary shares, shares outstanding	0
Ordinary shares, shares issued	0
Class A ordinary shares subject to possible redemption, shares	19,999,880
Common Class B [Member]
Temporary equity, shares authorized	19,999,880
Common shares, par value | $ / shares	$ 0.0001
Common shares, shares authorized	50,000,000
Ordinary shares, shares outstanding	5,833,083
Ordinary shares, shares issued	5,833,083